FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: (a)

             or fiscal year ending: (b)12/31/1999

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: Carillon Account

   B. File Number: 811-4063

   C. Telephone Number: 513-595-2470

2. A. Street: 1876 Waycross Road     P.O. Box 40888
   B. City:Cincinnati
   C. State:OH
   D. Zip Code: 45240         Zip Ext:
   E. Foreign Country:                Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)?
(Y/N)N
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company?
(Y/N)
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending 12/31/1999  If filing more than one
File number 811- 4063         Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: The Union Central Life Insurance
Company


     B. [/] File Number (If any):

     C. [/] City: Cincinnati
            State: OH
            Zip Code: 45240     Zip Ext.:

        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name: The Union Central Life Insurance
Company

     B. [/] File Number (If any): N/A

     C. [/] City: Cincinnati
            State: OH
            Zip Code: 45240           Zip Ext.:

        [/] Foreign Country:           Foreign Postal Code:

For period ending 12/31/1999  If filing more than one
File number 811- 4063         Page 48, "X" box:  [  ]

113. A. [/] Trustee Name:

     B. [/] File Number (If any)

     C. [/] City:
            State:
            Zip Code:                  Zip Ext.:

       [/] Foreign Country:            Foreign Postal Code:

114. A. [/] Principal Underwriter Name: Carillon Investments,Inc.

     B. [/] File Number (If any)8-31002

     C. [/] City: Cincinnati
            State: OH
            Zip Code: 45240             Zip Ext.:

        [/] Foreign Country:           Foreign Postal Code:

115. A. [/] Independent Public Accountant Name: Ernst & Young LLP

     B. [/] City: Cincinnati
            State: OH
            Zip Code: 45201                 Zip Ext.:

        [/] Foreign Country:               Foreign Postal Code:

For period ending 12/31/1999  If filing more than one
File number 811-4063          Page 49, "X" box:   [  ]

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies?(Y/N)Y


     B. [/] Identify the family in 10 letters: CARILLONFD

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) Y

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

    B. [/] Variable annuity contracts? (Y/N) Y

    C. [/] Scheduled premium variable life contracts? (Y/N)N

    D. [/] Flexible premium Variable life contracts? (Y/N)N

    E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of
1933     1

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
during the period.    0

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's
omitted):                $0

121. [/] State the number of series for which a current
prospectus was in existence at the end of the period.     1

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
current period.      1

For period ending 12/31/1999 If filing more than one
File number 811- 4063        Page 50, "X" box:  [  ]

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) 104,423


124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date
they were placed in the subsequent series) ($000's omitted)    0


125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000' s omitted) 0


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
subsequent series.  ($000's omitted)     0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                          Total
Income
                                 Number of  Total Assets
Distributions
                                 Series     ($000's       ($000's
                                 Investing  omitted)
omitted)
A. U.S. Treasury direct issue

B. U.S. Government agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent

F. All other corporate
   intermed. & long-term debt

G. All other corporate short-
   term debt

H. Equity securities of brokers
   or dealers or parents of
   brokers or dealers

I. Investment company equity
   securities

J. All other equity securities     1         487,911

K. Other securities

L. Total assets of all series
   of registrant                  1          487,911

For period ending 12/31/1999     If filing more than one
File number 811- 4063            Page 51, "X" box      [  ]

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

[If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)


[If answer is "N" (No), go to item 131.]


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted). 5,301


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-4063
811-
811-
811-
811-
811-